ACQUISITIONS - Schedule of acquisition date fair values (Details) - Italpannelli - USD ($) $ in Millions	Jun. 30, 2024	May 31, 2024
Disclosure of detailed information about business combination [line items]
Current assets	$ 79
Property, plant and equipment	36
Intangible assets	1
Total assets	116
Other liabilities	(26)
Total liabilities	(26)
Net assets acquired	90
Consideration paid, net of cash acquired	201	$ (201)
Goodwill	$ 111